Changes in accounting policies	12 Months Ended
Apr. 03, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in accounting policies	Changes in accounting policies
Standards issued and not yet adopted
Certain new standards, amendments, and interpretations to existing IFRS standards have been published but are not yet effective and have not been adopted early by the Company. Management anticipates that pronouncements will be adopted in the Company’s accounting policy for the first period beginning after the effective date of the pronouncement. Information on new standards, amendments, and interpretations is provided below.
In January 2020, the IASB issued an amendment to IAS 1, Presentation of Financial Statements to clarify its requirements for the presentation of liabilities in the statement of financial position. The limited scope amendment affects only the presentation of liabilities in the statement of financial position and not the amount or timing of its recognition. The amendment clarified that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period and specified that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability. It also introduced a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendment is effective for annual reporting periods beginning on or after January 1, 2023. Earlier application is permitted. The Company is assessing the potential impact of the amendment.
Standards issued and adopted
Configuration or Customization Costs in a Cloud Computing Arrangement
In April 2021, the International Financial Reporting Interpretations Committee (“IFRIC”) finalized an agenda decision within the scope of IAS 38, Intangible Assets which clarified the accounting of configuration and customization costs in cloud computing arrangements often referred to as Software as a Service ("SaaS") arrangements. As a result of the decision, costs that do not meet the capitalization criteria for intangible assets are required to be expensed as incurred.
The adoption of the agenda decision was recognized as a change in accounting policy in accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors. The Company amended the existing accounting policies related to implementation costs on SaaS arrangements as at April 1, 2019. The Company assessed the impact of the interpretation and identified $25.4m of costs recognized as intangible assets within ERP and computer software related to SaaS arrangements that were no longer eligible for capitalization and amortization in accordance with the agenda decision. As a result, these costs were written off as at April 1, 2019 as these costs would have been required to be expensed in the period incurred.
In accordance with IAS 8, retrospective application is required for accounting policy changes and comparative financial information was restated in these consolidated financial statements. The following tables outline the impacts of the restatements on the comparative periods:
Condensed Comprehensive Income Information
Increase (decrease)

	March 28, 2021			March 29, 2020
	As previously reported	Adjustments	Restated	As previously reported	Adjustments	Restated
	$	$	$	$	$	$
SG&A expenses	437.1	(0.1)	437.0	401.2	5.0	406.2
Income tax expense	15.8	—	15.8	12.0	(1.3)	10.7
Net income	70.2	0.1	70.3	151.7	(3.7)	148.0
Cumulative translation adjustment	(12.6)	0.3	(12.3)	9.4	(0.3)	9.1
Condensed Financial Position Information
Increase (decrease)

	March 28, 2021			March 29, 2020
	As previously reported	Adjustments	Restated	As previously reported	Adjustments	Restated
	$	$	$	$	$	$
Deferred income taxes (asset)	46.9	1.5	48.4	40.8	1.0	41.8
Intangible assets	155.0	(30.2)	124.8	161.7	(30.6)	131.1
Deferred income taxes (liability)	21.6	(6.2)	15.4	15.1	(6.7)	8.4
Shareholders' equity	600.1	(22.5)	577.6	520.2	(22.9)	497.3

	April 1, 2019
	As previously reported	Adjustments	Restated
	$	$	$
Deferred income taxes (asset)	12.2	1.0	13.2
Intangible assets	155.6	(25.4)	130.2
Deferred income taxes (liability)	16.7	(5.5)	11.2
Shareholders' equity	399.1	(18.9)	380.2
Condensed Cash Flow Information
Increase (decrease)

	March 28, 2021			March 29, 2020
	As previously reported	Adjustments	Restated	As previously reported	Adjustments	Restated
	$	$	$	$	$	$
Net income	70.2	0.1	70.3	151.7	(3.7)	148.0
Depreciation and amortization	84.6	(7.2)	77.4	63.1	(6.0)	57.1
Income tax expense	15.8	—	15.8	12.0	(1.3)	10.7
Changes in non-cash items	102.5	2.0	104.5	(130.6)	—	(130.6)
Investment in intangible assets	(5.1)	5.1	—	(17.0)	11.0	(6.0)
Interest Rate Benchmark Reform
In August 2020, the IASB issued “Interest Rate Benchmark Reform – Phase II (amendments to IFRS 9, Financial Instruments; IFRS 7, Financial Instruments: Disclosures; IAS 39, Financial Instruments: Recognition and Measurement; IFRS 4, Insurance Contracts and IFRS 16, Leases)”, which addresses issues that affect financial reporting once an existing benchmark rate is replaced with an alternative rate and provides specific disclosure requirements. The amendments introduce a practical expedient for modifications required by the Interbank Offer Rate (“IBOR”) reform. The amendments relate to the modification of financial instruments where the basis for determining the contractual cash flows changes as a result of the IBOR reform, allowing for prospective application of the alternative rate. A similar practical expedient exists for lessee accounting under IFRS 16. It also relates to the application of hedge accounting, which is not discontinued solely because of the IBOR reform. Hedging relationships, including formal designation and documentation, must be amended to reflect modifications to the hedged item, however, the practical expedient allows the hedge relationship to continue, although additional ineffectiveness may be required. The amendments are effective for annual reporting periods beginning on or after January 1, 2021. A broader market-wide initiative is underway to transition the various IBOR based on rates in use to alternative reference rates. The Company’s term loan facility at a net book value of $370.0m, will be impacted by the IBOR reform. As such, the reformed IFRS guidance has been adopted, however, accounting under the adopted standard will take place once IBOR related arrangements are modified, which constitutes as an accounting event. As no accounting events have occurred to date, the Company has determined there is no financial reporting impact as of April 3, 2022. The Company is in discussions with its lenders and is currently determining if any modifications will meet the requirements for the application of the practical expedient.